Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ARAUCO & CONSTITUTION PULP INC
Entity Central Index Key	0001004156
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	117,223,375
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards